Segment Information and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 89,415,798	$ 64,932,937	$ 48,938,593
Mainland China [Member]
Segment Reporting Information [Line Items]
Revenues	78,840,635	60,398,820	47,196,671
Singapore [Member]
Segment Reporting Information [Line Items]
Revenues	7,369,345	2,525,489
Hong Kong [Member]
Segment Reporting Information [Line Items]
Revenues	3,071,857	1,961,763	1,414,175
Australia [Member]
Segment Reporting Information [Line Items]
Revenues	2,167	46,865	210,984
Malaysia [Member]
Segment Reporting Information [Line Items]
Revenues	125,748
Japan [Member]
Segment Reporting Information [Line Items]
Revenues	5,394
India [Member]
Segment Reporting Information [Line Items]
Revenues	652
Taiwan [Member]
Segment Reporting Information [Line Items]
Revenues			$ 116,763